                                                      Registration No. 2-76547
                                                             File No. 811-3420

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 44                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 42

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                         Oppenheimer Integrity Funds
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [ X ] on March 11, 2005 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This amendment consists of the following:

(1)   Facing Sheet of the Registration Statement.

(2)   Part C of the Registration Statement (including signature page).

     Parts  A  and  B  are  incorporated  by  reference  from   Post-Effective
Amendment No. 43 to this  Registration  Statement  (File No. 2-76547) filed on
December 23, 2004.

     This  amendment is being filed solely to designate  March 11, 2005 as the new effective date for that Pre-Effective Amendment No. 43.

                         OPPENHEIMER INTEGRITY FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22.    Exhibits
--------    --------

(a)   Amended and  Restated  Declaration  of Trust,  dated  October 14,  2002:
      Previously  filed with  registrant's  Post-Effective  Amendment  No. 43,
      12/23/04, and incorporated herein by reference.

(b)   Registrant's  By-Laws as amended through May 16, 2001:  Previously filed
      with  registrant's   Post-Effective  Amendment  No.  43,  12/23/04,  and
      incorporated herein by reference.

(c)   (i)   Specimen  Class A Share  Certificate  for  Oppenheimer  Bond Fund:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 40,
      4/26/02, and incorporated herein by reference.

      (ii)  Specimen  Class B Share  Certificate  for  Oppenheimer  Bond Fund:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 40,
      4/26/02, and incorporated herein by reference.

      (iii) Specimen  Class C Share  Certificate  for  Oppenheimer  Bond Fund:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 40,
      4/26/02, and incorporated herein by reference.

      (iv)  Specimen  Class N Share  Certificate  for  Oppenheimer  Bond Fund:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 40,
      4/26/02, and incorporated herein by reference.

      (v)   Specimen  Class Y Share  Certificate  for  Oppenheimer  Bond Fund:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 40,
      4/26/02, and incorporated herein by reference.

(d)   (i)   Investment  Advisory  Agreement dated 7/10/95 for Oppenheimer Bond
      Fund:  Previously filed with Registrant's  Post-Effective  Amendment No.
      25, 7/10/95, and incorporated herein by reference.

      (ii)  Amendment  to  Investment  Advisory  Agreement  dated  2/26/02 for
      Oppenheimer   Bond   Fund:    Previously    filed   with    Registrant's
      Post-Effective  Amendment No. 41, 2/25/03,  and  incorporated  herein by reference.

(e)   (i)   General Distributor's  Agreement dated 10/13/92:  Previously filed with Registrant's  Post-Effective Amendment No. 17, 2/26/93, and refiled pursuant to Item 102 of Regulation S-T with Registrant's  Post-Effective
      Amendment No. 23, 4/28/95, and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i) Global Custody  Agreement  dated August 16, 2002 between  Registrant and JP Morgan Chase Bank:  Previously filed with Post-Effective  Amendment No.
10 to the Registration Statement of Oppenheimer  International Bond Fund (Reg.
No. 33-58383), 11/21/02, and incorporated herein by reference.

      (ii)  Amendment  dated October 2, 2003 to the Global  Custody  Agreement dated August 16, 2002: Previously filed with Pre-Effective  Amendment No. 1 to the Registration  Statement of Oppenheimer  Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  2/11/91:  Incorporated  herein by reference  to  Registrant's  Rule  24f-2  Notice  filed on  2/19/91  and refiled  pursuant  to  Item  102 of  Regulation  S-T  with  Registrant's
      Post-Effective  Amendment No. 23, 4/28/95,  and  incorporated  herein by reference.

(j)   Independent  Registered Public Accounting Firm's Consent: to be filed by amendment.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
      shares dated 4/23/02:  Previously filed with Registrant's Post-Effective
      Amendment No. 41, 2/25/03, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for Class B shares of Oppenheimer  Bond Fund dated  2/24/98:  Previously filed with Post-Effective Amendment No. 34 to Registrant's  Registration
      Statement, 2/24/99, and incorporated herein by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
      Class C Shares of Oppenheimer Bond Fund dated 2/24/98:  Previously filed with  Post-Effective  Amendment  No.  34  to  Registrant's  Registration
      Statement, 2/24/99, and incorporated herein by reference.

(iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated
      10/24/00:  Previously filed with Registrant's  Post-Effective  Amendment
      No. 41, 2/25/03, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
9/15/04:  Previously  filed  with  Post-Effective  Amendment  No.  24  to  the
Registration  Statement of  Oppenheimer  Cash Reserves  (Reg.  No.  33-23223),
9/27/04, and incorporated herein by reference.

(o)    Powers of Attorney dated June 28, 2004 for all  Trustees/Directors  and
Officers:  Previously filed with registrant's Post-Effective Amendment No. 43,
12/23/04, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 23. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 24. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

----------------------------------------------------------------------------------
Name  and  Current   Position
with OppenheimerFunds, Inc.   Other Business and Connections During the Past Two
                              Years
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lizbeth Aaron-DiGiovanni,     Formerly  Vice  President  (April  2000)  and First
Vice President                Vice  President   (February   2003-July   2004)  of
                              Citigroup Global Markets Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy L. Abbuhl,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Emeline S. Adwers,            Formerly   Senior   Analyst  at  Palantir   Capital
Vice President                (November 1999-January 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan,                  Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.,  Shareholder  Financial  Services,  Inc., OFI
                              Private  Investments,  Inc.  and  Centennial  Asset
                              Management  Corporation;  Senior Vice  President of
                              Shareholders Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Carl Algermissen,             Formerly  Associate  Counsel  and Legal  Compliance
Assistant Vice President &    Officer at Great West-Life & Annuity  Insurance Co.
Associate Counsel             (February   2004-October  2004);   previously  with
                              INVESCO  Funds  Group,  Inc.  (June   1993-December
                              2003), most recently as Senior Staff Attorney.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Amato,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Erik Anderson,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,   Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante,            Secretary     (since     December     2001)     of:
Vice President & Secretary    OppenheimerFunds   Distributor,   Inc.,  Centennial
                              Asset    Management    Corporation,     Oppenheimer
                              Partnership Holdings,  Inc., Oppenheimer Real Asset
                              Management,  Inc.,  Shareholder Financial Services,
                              Inc.,     Shareholder     Services,     Inc.    and
                              OppenheimerFunds  Legacy  Program;  (since  January
                              2005)    of    Trinity    Investment     Management
                              Corporation.   Secretary   (since  June  2003)  of:
                              HarbourView  Asset  Management   Corporation,   OFI
                              Private  Investments,  Inc.  and OFI  Institutional
                              Asset Management,  Inc. Assistant  Secretary (since
                              December 2001) of OFI Trust Company.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hany S. Ayad,                 None
Assistant Vice President
----------------------------------------------------------------------------------
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Robert Baker,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Michael Banta,           None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joanne Bardell,               None
Assistant Vice President
----------------------------------------------------------------------------------
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Kevin Baum,                   None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeff Baumgartner,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Connie Bechtolt,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lalit K. Behal                Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President      Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gerald Bellamy,               Assistant  Vice  President  of  OFI   Institutional
Assistant Vice President      Asset Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Erik S. Berg,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rajeev Bhaman,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Billings,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Binning,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Bishop,             Treasurer (since October 2003) of  OppenheimerFunds
Vice President                Distributor,  Inc. and Centennial  Asset Management
                              Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John R. Blomfield,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa I. Bloomberg,            Formerly   First  Vice   President   and  Associate
Vice President & Associate    General  Counsel  of UBS  Financial  Services  Inc.
Counsel                       (May 1999-May 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Veronika Boesch,              Formerly   (until  February  2004)  an  independent
Assistant Vice President      consultant/coach in organizational development.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chad Boll,                    None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Antulio N. Bomfim,            A senior  economist with the Federal  Reserve Board
Vice President                (June 1992-October 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. Bonnell,              Vice  President  of  Centennial   Asset  Management
Vice President                Corporation.   Formerly  a  Portfolio   Manager  at
                              Strong Financial Corporation (May 1999-May 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Borre Massick,       None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lori E. Bostrom,              Formerly Vice  President  and Corporate  Counsel at
Vice President & Senior       Prudential  Financial Inc. (October 2002 - November
Counsel                       2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Boydell,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Bromberg,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lowell Scott Brooks,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joan Brunelle,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Burke,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Burns,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeoffrey Caan,                Formerly Vice  President of ABN AMRO NA, Inc. (June
Vice President                2002-August 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine Carroll,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debra Casey,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Castro,                 None
Assistant Vie President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Chaffee,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Chibnik,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brett Clark,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
H.C. Digby Clements,          None
Vice President: Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter V. Cocuzza,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gerald James Conception,      Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President      Associate of OppenheimerFunds, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell,               Vice  President  of  Centennial   Asset  Management
Vice President                Corporation,  Shareholder Financial Services,  Inc.
                              and  OppenheimerFunds  Legacy Program;  Senior Vice
                              President of Shareholder Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott Cottier,                None
Vice President: Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Coulston,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie C. Cusker,              None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George Curry,                 None.
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Damian,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John M. Davis,                Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig P. Dinsell,             None
Executive Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Randall C. Dishmon,           None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rebecca K. Dolan              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven D. Dombrower,          Senior Vice  President of OFI Private  Investments,
Vice President                Inc.;    Vice    President   of    OppenheimerFunds
                              Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Doyle,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bruce C. Dunbar,              None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Dvorak,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Edmiston,             None
Vice President
----------------------------------------------------------------------------------
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Daniel R. Engstrom,           None
Assistant Vice President
----------------------------------------------------------------------------------
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James Robert Erven            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Evans,              None
Senior Vice President and
Director of International
Equities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward N. Everett,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathy Faber,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Falicia,                Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President      HarbourView Asset Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott T. Farrar,              Vice President of OFI Private Investments, Inc.
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Farrell,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Emmanuel Ferreira,            Formerly   a   portfolio   manager   with   Lashire
Vice President                Investments (July 1999-December 2002).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding,           Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;        Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester     Governor  of St.  John's  College;  Chairman of the
Division                      Board  of  Directors  of  International  Museum  of
                              Photography at George Eastman House.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley G. Finkle,            Formerly  Head of  Business  Management/Proprietary
Vice President                Distribution at Citigroup Asset Management  (August
                              1986-September 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Finley,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President         Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jordan Hayes Foster,          Vice   President   of   OFI   Institutional   Asset
Vice President                Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Foxhoven,               Assistant   Vice   President  of   OppenheimerFunds
Vice President                Legacy Program.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Colleen M. Franca,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dominic Freud,                Formerly,  a Partner and European Equity  Portfolio
Vice President                manager at SLS  Management  (January  2002-February
                              2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dan Gagliardo,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hazem Gamal,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Seth Gelman,                  Formerly  an  Associate  in  the  Asset  Management
Vice President                Legal  Department at Goldman Sachs & Co.  (February
                              2003-August 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Subrata Ghose,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles W. Gilbert,           None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip S. Gillespie,         Formerly  First Vice  President  of  Merrill  Lynch
Senior Vice President &       Investment Management (2001 to September 2004).
Deputy General Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan C. Gilston,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill E. Glazerman,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bejamin J. Gord,              Vice  President  of  HarbourView  Asset  Management
Vice President                Corporation   and   of  OFI   Institutional   Asset
                              Management, Inc..
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Granger,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert B. Grill,              None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Haley,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marilyn Hall,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kelly Haney,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steve Hauenstein,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas B. Hayes,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dennis Hess,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Higgins,               Vice   President   of   OFI   Institutional   Asset
Vice President                Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dorothy F. Hirshman,          None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Hoelscher,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott T. Huebl,               Assistant   Vice   President  of   OppenheimerFunds
Vice President                Legacy Program.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Margaret Hui,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Huttlin,                 Senior   Vice    President    (Director    of   the
Vice President                International  Division)  (since  January  2004) of
                              OFI Institutional Asset Management,  Inc.; Director
                              (since  June  2003)  of   OppenheimerFunds   (Asia)
                              Limited
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry E. Hyer,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James G. Hyland,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steve P. Ilnitzki,            Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President         Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kelly Bridget Ireland,        Vice    President    (since    January   2004)   of
Vice President                OppenheimerFunds    Distributor   Inc.    Formerly,
                              Director  of  INVESCO   Distributors   Inc.  (April
                              2000-December 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives,             Vice   President   and   Assistant   Secretary   of
Vice President, Senior        OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel and Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                     Asset  Management   Corporation,   OppenheimerFunds
                              Legacy Program and Shareholder  Financial Services,
                              Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Jaume,                Senior  Vice   President   of   HarbourView   Asset
Vice President                Management  Corporation and OFI Institutional Asset
                              Management, Inc.; Director of OFI Trust Company.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Frank V. Jennings,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Jennings,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Michael Johnson,         None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Kadehjian,               Formerly Vice  President,  Compensation  Manager at
Assistant Vice President      The Bank of New York (November 1996-November 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Kandilis,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer E. Kane,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lynn O. Keeshan,              Assistant  Treasurer  of  OppenheimerFunds   Legacy
Senior Vice President         Program
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas W. Keffer,             None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cristina J. Keller,           Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh,                Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin S. Korn,               Formerly  a  Senior  Vice   President  at  Bank  of
Senior Vice President         America    (Wealth   and   Investment    Management
                              Technology Group) (March 2002-August 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Kourkoulakos,           None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kramer,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Kunz,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Lamentino,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John W. Land,                 Formerly Human  Resources  Manager at Goldman Sachs
Assistant Vice President      (October 2000-July 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange,                 Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Latino,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kristina Lawrence,            Formerly     Assistant     Vice     President    of
Vice President                OppenheimerFunds, Inc. (November 2002-March 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Guy E. Leaf,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gayle Leavitt,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Leavy,         None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Randy Legg,                   Formerly an associate  with Dechert LLP  (September
Assistant Vice President &    1998-January 2004).
Assistant Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Leitzinger,             Senior  Vice  President  of  Shareholder  Services,
Vice President                Inc.;  Vice  President  of  Shareholder   Financial
                              Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Justin Leverenz,              Formerly, a research/technology  analyst at Goldman
Vice President                Sachs, Taiwan (May 2002-May 2004)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael S. Levine,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gang Li,                      None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shanquan Li,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Lifshey,               Formerly  a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President      (January 2002-September 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mitchell J. Lindauer,         None
Vice President & Assistant
General Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bill Linden,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa B. Lischin,           Assistant   Vice   President  of   OppenheimerFunds
Vice President                Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David P. Lolli,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel G. Loughran            None
Vice President: Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patricia Lovett,              Vice President of Shareholder  Financial  Services,
Vice President                Inc.  and  Senior  Vice  President  of  Shareholder
                              Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dongyan Ma,                   Formerly an Assistant  Vice President with Standish
Assistant Vice President      Mellon  Asset  Management   (October   2001-October
                              2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steve Macchia,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark H. Madden,               Formerly   Senior   Vice   President   and   Senior
Vice President                Portfolio  Manager with Pioneer  Investments,  Inc.
                              (July 1990-July 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Magee,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Mandzij,             Formerly  Marketing Manager - Sales Force Marketing
Assistant Vice President      (March 2003-June 2004) of OppenheimerFunds, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jerry Mandzij,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelo G. Manioudakis         Senior  Vice   President   of   HarbourView   Asset
Senior Vice President         Management  Corporation  and of  OFI  Institutional
                              Asset Management,  Inc. Formerly Executive Director
                              and  portfolio  manager  for  Miller,   Anderson  &
                              Sherrerd,  a division of Morgan Stanley  Investment
                              Management (August 1993-April 2002).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia,                 Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Mattisinko,             Assistant    Secretary   of    HarbourView    Asset
Vice President & Associate    Management  Corporation,   OppenheimerFunds  Legacy
Counsel                       Program,   OFI  Private   Investments,   Inc.,  OFI
                              Institutional  Asset Management,  Inc.,  Centennial
                              Asset  Management  Corporation,   Oppenheimer  Real
                              Asset  Management,   Inc.  and  Trinity  Investment
                              Management  Corporation.  Formerly an  Associate at
                              Sidley  Austin  Brown  and Wood LLP (1995 - October
                              2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth McCormack,          Vice   President   and   Assistant   Secretary   of
Vice President                HarbourView Asset Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph McGovern,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles L. McKenzie,          Chairman  of the  Board and  Director  of OFI Trust
Senior Vice President         Company;   Chief  Executive   Officer,   President,
                              Senior   Managing    Director   and   Director   of
                              HarbourView  Asset  Management  Corporation and OFI
                              Institutional  Asset Management,  Inc.;  President,
                              Chairman   and   Director  of  Trinity   Investment
                              Management Corporation
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucienne Mercogliano,         None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Miao,                   Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President and  Wood LLP (September 1999 - May 2004).
Assistant Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew J. Mika,               None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nikolaos D. Monoyios,         None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Moon,                 Vice  President  of  HarbourView  Asset  Management
Vice President                Corporation   and   of  OFI   Institutional   Asset
                              Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Murphy,                  President and Director of  Oppenheimer  Acquisition
Chairman, President, Chief    Corp. and Oppenheimer  Partnership  Holdings,  Inc.
Executive Officer & Director  Director    of    Centennial    Asset    Management
                              Corporation,  OppenheimerFunds  Distributor,  Inc.;
                              Chairman  Director of  Shareholder  Services,  Inc.
                              and   Shareholder    Financial   Services,    Inc.;
                              President  and Director f  OppenheimerFunds  Legacy
                              Program;   Director  of  OFI  Institutional   Asset
                              Management,  Inc.,  Trinity  Investment  Management
                              Corporation,   Tremont  Capital  Management,  Inc.,
                              HarbourView  Asset  Management   Corporation,   OFI
                              Private  Investments,  Inc.; President and Director
                              of  Oppenheimer   Real  Asset   Management,   Inc.;
                              Executive  Vice President of  Massachusetts  Mutual
                              Life   Insurance    Company;    Director   of   DLB
                              Acquisition   Corporation;    a   member   of   the
                              Investment Company Institute's Board of Governors.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meaghan Murphy,               Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President      Morgan  Fleming  Asset   Management   (May  2002  -
                              October 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Suzanne Murphy,               Formerly  (until  December 2003) a Vice  President,
Vice President                Senior Marketing Manager with Citigroup.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas J. Murray,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Nadler,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Nichols,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James B. O'Connell,           Formerly    a   Senior    Designer    Manager    of
Assistant Vice President      OppenheimerFunds,   Inc.  (April  2002  -  December
                              2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew O'Donnell,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John O'Hare,                  Formerly  Executive  Vice  President  and Portfolio
Vice President                Manager   (June  2000  -  August  2003)  at  Geneva
                              Capital Management, Ltd.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John J. Okray,                Formerly Vice President,  Head of Trust  Operations
Vice President                at Lehman Brothers (June  2004-October  2004) prior
                              to  which  he  was  an  Assistant  Vice  President,
                              Director  of  Trust  Services  at  Cambridge  Trust
                              Company (October 2002-June 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lerae A. Palumbo,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David P. Pellegrino,          None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Allison C. Pells,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert H. Pemble,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lori L. Penna,                Formerly  an  RFP   Manager/Associate  at  JPMorgan
Assistant Vice President      Chase & Co. (June 2001-September 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Petersen,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marmeline Petion-Midy,        Formerly a Senior  Financial  Analyst  with General
Assistant Vice President      Motors,  NY  Treasurer's  Office  (July  2000-Augut
                              2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Pfeffer,                Senior  Vice   President   of   HarbourView   Asset
Senior Vice President and     Management   Corporation   since   February   2004.
Chief Financial Officer       Formerly,  Director and Chief Financial  Officer at
                              Citigroup Asset Management (February  2000-February
                              2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James F. Phillips,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott Phillips,               Formerly   Vice    President   at   Merrill   Lynch
Vice President                Investment Management (June 2000-July 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gary Pilc,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jason Pizzorusso,             Formerly   a   Vice    President,    Research   and
Assistant Vice President      Development  at  Crucial   Security  Inc.   (August
                              2000-May 2002;  part-time  while  attending  school
                              until 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Poiesz,                 Formerly  a Senior  Portfolio  Manager  at  Merrill
Senior Vice President, Head   Lynch (October 2002-May 2004).  Founding partner of
of Growth Equity Investments  RiverRock,  a hedge fund product  (April  1999-July
                              2001).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey Portnoy,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raghaw Prasad,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Preuss,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jane C. Putnam,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael E. Quinn,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie S. Radtke,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Norma J. Rapini,              None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian N. Reid,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marc Reinganum,               Formerly  (until August 2002) Vaughn Rauscher Chair
Vice President                in  Financial  Investments  and  Director,  Finance
                              Institute of Southern Methodist University, Texas.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Reiter,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Claire Ring,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Robertson,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President         Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Antoinette Rodriguez,         None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stacey Roode,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey S. Rosen,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stacy Roth,                   None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James H. Ruff,                President   and   Director   of    OppenheimerFunds
Executive Vice President      Distributor,  Inc. and Centennial  Asset Management
                              Corporation;   Executive   Vice  President  of  OFI
                              Private Investments, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Ruotolo,               Vice Chairman,  Treasurer,  Chief Financial Officer
Executive Vice President and  and Management Director of Oppenheimer  Acquisition
Director                      Corp.;   President  and  Director  of   Shareholder
                              Services,  Inc. and Shareholder Financial Services,
                              Inc.;  Director  of Trinity  Investment  Management
                              Corporation and Director of OFI Trust Company.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kim Russomanno,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Ryan,                 Formerly a research  analyst in the large  equities
Vice President                group at Credit  Suisse  Asset  Management  (August
                              2001-June 2004)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rohit Sah,                    None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Valerie Sanders,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Karen Sandler,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rudi W. Schadt,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ellen P. Schoenfeld,          None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Schulte,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott A. Schwegel,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Allan P. Sedmak               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer L. Sexton,           Senior Vice  President of OFI Private  Investments,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Navin Sharma,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bonnie Sherman,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David C. Sitgreaves,          None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward James Sivigny          None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Enrique H. Smith,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Louis Sortino,                None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith J. Spencer,             None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marco Antonio Spinar,         None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard A. Stein,             None
Vice President: Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Arthur P. Steinmetz,          Senior  Vice   President   of   HarbourView   Asset
Senior Vice President         Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Stevens,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John P. Stoma,                Senior   Vice    President   of    OppenheimerFunds
Senior Vice President         Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Stricker,             Vice President of Shareholder Services, Inc.
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Deborah A. Sullivan,          Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mary Sullivan,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan B. Switzer,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Szilagyi,            Manager of  Compliance  at Berger  Financial  Group
Assistant Vice President      LLC (May  2001-March  2003);  Director of Financial
                              Reporting and Compliance at First Data  Corporation
                              (April 2003-June 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles,                Senior   Vice    President   of    OppenheimerFunds
Senior Vice President         Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeaneen Terrio,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Toner,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eamon Tubridy,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Tucker,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cameron Ullyat,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angela Uttaro,                None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey,             Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President and     Inc.,  Centennial Asset Management  Corporation and
Chief Compliance Officer      Shareholder  Services,  Inc.  Formerly (until March
                              2004) Vice President of OppenheimerFunds, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maureen Van Norstrand,        None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nancy Vann,                   Formerly   Assistant  General  Counsel  at  Reserve
Vice President and Assistant  Management Company,  Inc. (April to December 2004);
Counsel                       attorney  at  Sidley   Austin   Brown  &  Wood  LLP
                              (October 1997 - April 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rene Vecka,                   Formerly Vice  President of  Shareholder  Services,
Assistant Vice President,     Inc. (September 2000-July 2003).
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermette,             Vice  President  of  OppenheimerFunds  Distributor,
Assistant Vice President      Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip F. Vottiero,          None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Walsh,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa M. Ward,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President                Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jerry A. Webman,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President         Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher D. Weiler,        None
Vice President: Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Adam Weiner,                  Formerly a Vice  President  at AIG  Trading  (March
Assistant Vice President      2003-May  2004)  prior to  which he was a  Managing
                              Director  at ING  Barings  (December  1999-February
                              2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Barry D. Weiss,               Vice  President  of  HarbourView  Asset  Management
Vice President                Corporation  and  of  Centennial  Asset  Management
                              Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Lynn Weiss,           None
Vice President & Associate
Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christine Wells,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph J. Welsh,              Vice  President  of  HarbourView  Asset  Management
Vice President                Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Diederick Wermolder,          Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President         and  OppenheimerFunds  plc;  Senior Vice  President
                              (Managing  Director of the International  Division)
                              of  OFI  Institutional   Asset  Management,   Inc.;
                              Director of OppenheimerFunds (Asia) Limited.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine M. White,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President      Distributor,  Inc.;  member of the American Society
                              of Pension Actuaries (ASPA) since 1995.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annabel Whiting,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William L. Wilby,             None
Senior Vice President and
Senior Investment Officer,
Director of Equities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna M. Winn,                President,  Chief Executive Officer and Director of
Senior Vice President         OFI  Private   Investments,   Inc.;   Director  and
                              President  of   OppenheimerFunds   Legacy  Program;
                              Senior   Vice    President   of    OppenheimerFunds
                              Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                  Philip      Senior   Vice    President   of    OppenheimerFunds
Witkower,                     Distributor, Inc.
                  Senior
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                  Brian W.    Treasurer   of   HarbourView    Asset    Management
Wixted,                       Corporation;  OppenheimerFunds  International Ltd.,
                  Senior      Oppenheimer     Partnership     Holdings,     Inc.,
Vice President and            Oppenheimer    Real   Asset    Management,    Inc.,
Treasurer                     Shareholder Services,  Inc.,  Shareholder Financial
                              Services, Inc., OFI Private Investments,  Inc., OFI
                              Institutional      Asset     Management,      Inc.,
                              OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                              Program;  Treasurer and Chief Financial  Officer of
                              OFI   Trust   Company;   Assistant   Treasurer   of
                              Oppenheimer Acquisition Corp.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Carol E. Wolf,                Senior  Vice   President   of   HarbourView   Asset
Senior Vice President         Management  Corporation  and  of  Centennial  Asset
                              Management Corporation;  serves on the Board of the
                              Colorado Ballet.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber,              Director  of  Tremont  Capital  Management,   Inc.,
Executive Vice President,     HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer and  Institutional  Asset  Management,  Inc. (since June
Director                      2003)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Caleb C. Wong,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward C. Yoensky,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucy Zachman,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack                General  Counsel and  Director of  OppenheimerFunds
Executive Vice President and  Distributor,  Inc.;  General  Counsel of Centennial
General Counsel               Asset   Management    Corporation;    Senior   Vice
                              President and General Counsel of HarbourView  Asset
                              Management  Corporation and OFI Institutional Asset
                              Management,  Inc.;  Senior Vice President,  General
                              Counsel  and  Director  of  Shareholder   Financial
                              Services,  Inc.,  Shareholder  Services,  Inc., OFI
                              Private  Investments,  Inc. and OFI Trust  Company;
                              Vice   President   and   Director  of   Oppenheimer
                              Partnership Holdings,  Inc.; Director and Assistant
                              Secretary of  OppenheimerFunds  plc;  Secretary and
                              General Counsel of Oppenheimer  Acquisition  Corp.;
                              Director     and     Assistant     Secretary     of
                              OppenheimerFunds  International  Ltd.;  Director of
                              Oppenheimer   Real  Asset   Management,   Inc.  and
                              OppenheimerFunds  (Asia)  Limited);  Vice President
                              of OppenheimerFunds Legacy Program.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neal A. Zamore,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark D. Zavanelli,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alex Zhou,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Arthur J. Zimmer,             Senior  Vice   President   (since  April  1999)  of
Senior Vice President         HarbourView Asset Management Corporation.
----------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.
The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 25(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Drier(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Healy(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja(2)                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 22rd day of February, 2005.

                              OPPENHEIMER INTEGRITY FUNDS

                              By:  /s/ John V. Murphy*
                              -----------------------------------
                              John V. Murphy, President, Principal Executive
                              Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ William L. Armstrong*    Chairman of the             February 22, 2005
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        February 22, 2005
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        February 22, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     February 22, 2005
---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     February 22, 2005
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     February 22, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     February 22, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     February 22, 2005
---------------------
Sam Freedman

/s/ Beverly L. Hamilton*     Trustee                     February 22, 2005
-------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*        Trustee                     February 22, 2005
-----------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*   Trustee                  February 22, 2005
----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact